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                     U.S. SECURITIES & EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1 Name and address of issuer:   Safeco Resource Variable Account B
                                Safeco Plaza
                                Seattle, WA   98185

2 Name of each series or class of funds for which this notice is filed:

        SAFECO Resource Equity
        SAFECO Resource Bond
        SAFECO Resource Money Market
        SAFECO Resource Growth
        SAFECO Resource Northwest
        Scudder International
        Scudder Balanced
        Lexington Natural Resources
        Lexington Emerging Markets
        Federated Utility
        Federated High Income Bond
        Federated International Equity

3 Investment Company Act File Number:          811-4716

  Securities Act File Number:                   33-06546

4 Last day of fiscal year for which this notice is filed:

       12/31/96

5 Check box if this notice is being filed more than 180 days after the close of issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration / /

        N/A

6 Date of termination of issuer's declaration under rule
  24f-2(a)(1), if applicable:

        N/A

7 Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

        0

8 Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

        0

9 Number and aggregate sale price of securities sold during the fiscal year:

        Number: 3,639,775
        Amount: $78,844,180

10 Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration of rule 24f-2:

        Number: 3,639,775
        Amount: $78,844,180

11 Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

        N/A

12 Calculation of registration fee:

   (i) Aggregate sale price of securities sold during the
   fiscal year in reliance on rule 24f-2 (from Item 10)         $78,844,180

   (ii) Aggregate price of shares issued in connection
   with dividends reinvestment plans (from item 11, if
   applicable):                                                      + N/A

   (iii) Aggregate price of shares redeemed or
   repurchased during the fiscal year (if applicable):                   0

   (iv) Aggregate price of shares redeemed or
   repurchased and previously applied as a reduction to
   filing fees pursuant to rule 24e-2 (if applicable):                 + 0

   (v) Net aggregate price of securities sold and issued
   during the fiscal year in reliance on rule 24f-2 (line
   (i), plus line (ii), less line (iii), plus line (iv)          78,844,180

   (vi) Multiplier prescribed by Section 6(b) of the
   Securities Act of 1933 or other applicable law or             x .0003030
   regulation

   (vii)Fee due line (i) or line (v) multiplied by line (vi):       $23,892

INSTRUCTION: Issuers should complete lines (ii), (iii), (iv), only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13 Check box if fees are being remitted to the
   Commission's lockbox depository as described in
   section 3a of the Commission's Rules of Informal                    X
   and Other Procedures (17 CRF 202.3a:                        ----------------

   Date of mailing or wire transfer of filing fees
   to the Commission's lockbox depository:                        03/25/97

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                             SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

   By (Signature and Title)*       /s/ Neal A. Fuller
                                   --------------------------------------------
                                       Neal A. Fuller,
                                       Vice President and Controller


   Date  4/2/97
        ------------------

*Please print the name and title of the signing officer below the signature.